Schedule of Investments (unaudited)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Azerbaijan — 0.4%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(a)	$60,907	$62,574,329

Bahrain — 0.2%
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27(a)	30,375	31,500,773

Chile — 0.9%
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(a)	21,996	19,621,807
3.15%, 01/14/30 (Call 10/14/29)(a)	20,396	18,309,234
3.63%, 08/01/27 (Call 05/01/27)(a)	25,546	24,225,591
3.70%, 01/30/50 (Call 07/30/49)(a)	54,463	41,800,352
4.38%, 02/05/49 (Call 08/05/48)(a)	26,298	22,728,047
4.50%, 08/01/47 (Call 02/01/47)(a)	25,400	22,186,900
Empresa de Transporte de Pasajeros Metro SA, 4.70%, 05/07/50 (Call 11/07/49)(a)	20,391	18,308,569
		167,180,500
China — 2.2%
CNAC HK Finbridge Co. Ltd.
3.00%, 09/22/30(a)	18,500	15,793,728
3.38%, 06/19/24(a)	15,863	15,460,080
4.13%, 07/19/27(a)	17,982	17,194,928
5.13%, 03/14/28(a)	31,456	31,107,153
Minmetals Bounteous Finance BVI Ltd., 3.38%, (Call 09/03/24)(a)(b)(c)	17,227	16,624,055
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)	17,203	16,786,687
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(a)	19,655	19,554,563
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(a)	28,680	27,736,141
Sinopec Group Overseas Development 2017 Ltd., 3.63%, 04/12/27(a)	19,125	18,574,582
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26 (Call 12/08/25)(a)	21,130	19,265,911
2.15%, 05/13/25 (Call 04/13/25)(a)	19,296	18,197,286
2.30%, 01/08/31 (Call 10/08/30)(a)	21,699	18,720,161
2.70%, 05/13/30 (Call 02/13/30)(a)	28,152	25,259,664
2.95%, 11/12/29 (Call 08/12/29)(a)	18,300	16,726,017
SPIC MTN Co. Ltd., 1.63%, 07/27/25(a)	18,273	16,746,291
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(a)	19,440	19,275,926
State Grid Overseas Investment 2016 Ltd., 3.50%, 05/04/27(a)	42,878	41,583,513
State Grid Overseas Investment BVI Ltd., 1.63%, 08/05/30 (Call 05/05/30)(a)	21,314	17,541,848
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(a)	18,051	17,313,256
		389,461,790
Indonesia — 1.0%
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/25 (Call 04/15/25)(a)	12,715	12,589,249
5.45%, 05/15/30 (Call 02/15/30)(a)	12,498	12,453,476
Pelabuhan Indonesia Persero PT, 4.25%, 05/05/25(a)	13,112	12,807,277
Pertamina Persero PT
1.40%, 02/09/26 (Call 01/09/26)(a)	12,579	11,291,036
4.18%, 01/21/50 (Call 07/21/49)(a)	12,427	9,905,096
5.63%, 05/20/43(a)	17,740	16,986,050
6.00%, 05/03/42(a)	15,156	15,118,110
6.45%, 05/30/44(a)	18,693	19,534,185
Security	Par (000)	Value

Indonesia (continued)
Perusahaan Listrik Negara PT, 4.13%, 05/15/27(a)	$18,944	$18,320,032
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.00%, 06/30/50 (Call 12/30/49)(a)	12,528	9,255,060
5.25%, 10/24/42(a)	12,325	10,984,656
5.45%, 05/21/28(a)	12,460	12,550,958
6.15%, 05/21/48(a)	12,559	12,229,326
		174,024,511
Kazakhstan — 0.0%
KazMunayGas National Co. JSC
5.75%, 04/19/47(a)	1,000	798,643
6.38%, 10/24/48(a)	1,000	855,000
		1,653,643
Malaysia — 1.9%
Petronas Capital Ltd.
2.48%, 01/28/32 (Call 10/28/31)(a)	38,295	32,390,677
3.40%, 04/28/61 (Call 10/28/60)(a)	53,435	39,067,664
3.50%, 03/18/25(a)	46,360	45,158,812
3.50%, 04/21/30 (Call 01/21/30)(a)	69,133	64,538,421
4.50%, 03/18/45(a)	45,614	42,706,108
4.55%, 04/21/50 (Call 10/21/49)(a)	83,398	77,680,025
4.80%, 04/21/60 (Call 10/21/59)(a)	30,204	29,146,860
		330,688,567
Mexico — 2.7%
Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.38%, 10/14/25(a)	9,737	9,458,887
Comision Federal de Electricidad, 4.69%, 05/15/29 (Call 03/15/29)(a)	12,132	11,133,385
Mexico City Airport Trust, 5.50%, 07/31/47 (Call 01/31/47)(a)	21,155	17,046,699
Petroleos Mexicanos
4.50%, 01/23/26	10,266	9,549,946
5.35%, 02/12/28	19,365	16,847,550
5.95%, 01/28/31 (Call 10/28/30)	38,436	30,687,302
6.35%, 02/12/48	16,124	10,519,298
6.38%, 01/23/45	12,411	8,358,809
6.49%, 01/23/27 (Call 11/23/26)	15,758	14,740,821
6.50%, 03/13/27	40,774	38,420,321
6.50%, 01/23/29	11,988	10,825,763
6.50%, 06/02/41	15,456	11,021,674
6.63%, 06/15/35	27,846	21,736,588
6.70%, 02/16/32 (Call 11/16/31)	68,543	56,719,332
6.75%, 09/21/47	55,090	38,080,962
6.84%, 01/23/30 (Call 10/23/29)	23,645	20,502,579
6.88%, 08/04/26	25,238	24,558,977
6.95%, 01/28/60 (Call 07/28/59)	38,165	26,118,218
7.69%, 01/23/50 (Call 07/23/49)	79,835	59,616,786
8.75%, 06/02/29 (Call 04/02/29)	20,679	20,136,561
10.00%, 02/07/33	12,300	12,017,100
		468,097,558
Panama — 0.3%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61 (Call 08/11/60)(a)	32,699	26,522,976
Banco Nacional de Panama, 2.50%, 08/11/30 (Call 05/11/30)(a)	24,848	20,338,088
		46,861,064

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Peru — 0.3%
Petroleos del Peru SA
4.75%, 06/19/32(a)	$24,262	$18,499,775
5.63%, 06/19/47(a)	49,155	32,909,273
		51,409,048
Philippines — 0.1%
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24(a)	21,582	22,229,460

Qatar — 0.9%
Qatar Energy
1.38%, 09/12/26 (Call 08/12/26)(a)	23,128	20,718,352
2.25%, 07/12/31 (Call 04/12/31)(a)	54,098	45,858,198
Qatar Petroleum
3.13%, 07/12/41 (Call 01/12/41)(a)	52,472	41,462,718
3.30%, 07/12/51 (Call 01/12/51)(a)	61,482	46,718,635
		154,757,903
Saudi Arabia — 0.2%
Gaci First Investment Co.
5.00%, 10/13/27 (Call 09/13/27)(a)	16,464	16,710,960
5.25%, 10/13/32 (Call 07/13/32)(a)	14,712	15,175,428
		31,886,388
South Africa — 0.4%
Eskom Holdings SOC Ltd.
6.35%, 08/10/28(a)	29,147	27,871,819
7.13%, 02/11/25(a)	34,332	32,761,311
Transnet SOC Ltd., 8.25%, 02/06/28	7,700	7,719,250
		68,352,380
United Arab Emirates — 1.3%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(a)	27,480	26,093,978
DP World Crescent Ltd.
3.88%, 07/18/29(a)	12,882	12,349,007
4.85%, 09/26/28(a)	12,567	12,671,463
DP World Ltd./United Arab Emirates
5.63%, 09/25/48(a)	16,459	16,369,504
6.85%, 07/02/37(a)	22,500	25,344,844
DP World Salaam, 6.00%, (Call 10/01/25)(a)(b)(c)	19,386	19,398,116
MDGH GMTN RSC Ltd.
2.50%, 11/07/24 (Call 10/07/24)(a)	9,037	8,657,446
2.50%, 05/21/26 (Call 04/21/26)(a)	12,876	12,041,474
2.88%, 11/07/29 (Call 08/07/29)(a)	13,165	11,875,653
2.88%, 05/21/30 (Call 02/21/30)(a)	12,006	10,770,132
3.38%, 03/28/32 (Call 12/28/31)(a)	11,480	10,495,590
3.40%, 06/07/51 (Call 12/07/50)(a)	12,581	9,890,239
3.70%, 11/07/49 (Call 05/07/49)(a)	19,184	15,812,412
3.95%, 05/21/50 (Call 11/21/49)(a)	25,479	21,720,848
5.50%, 04/28/33 (Call 01/28/33)(a)	14,700	15,699,600
		229,190,306
Venezuela — 0.0%
Petroleos de Venezuela SA
0.00%, 11/17/21(a)(d)(e)(f)	28,268	1,272,062
0.00%, 02/17/22(a)(d)(e)(f)	14,002	630,103
0.00%, 05/16/24(a)(d)(e)(f)	32,388	1,457,433
0.00%, 11/15/26(a)(d)(e)(f)	30,450	1,370,267
0.00%, 04/12/27(a)(d)(e)(f)	24,185	1,088,325
0.00%, 05/17/35(a)(d)(e)(f)	31,912	1,436,012
0.00%, 04/12/37(a)(d)(e)(f)	22,444	1,009,989
		8,264,191
Total Corporate Bonds & Notes — 12.8%
(Cost: $2,621,182,189)	.	2,238,132,411
Security	Par (000)	Value

Foreign Government Obligations(g)

Angola — 1.3%
Angolan Government International Bond
8.00%, 11/26/29(a)	$53,367	$49,497,893
8.25%, 05/09/28(a)	53,473	50,398,302
8.75%, 04/14/32(a)	53,506	49,493,050
9.13%, 11/26/49(a)	38,090	33,328,750
9.38%, 05/08/48(a)	53,085	47,245,650
		229,963,645
Argentina — 1.7%
Argentine Republic Government International Bond
0.50%, 07/09/30 (Call 03/03/23)(h)	220,340	78,000,525
1.00%, 07/09/29 (Call 03/03/23)	35,813	12,212,271
1.50%, 07/09/35 (Call 03/03/23)(h)	278,237	85,697,005
1.50%, 07/09/46 (Call 03/03/23)(h)	30,753	9,491,083
3.50%, 07/09/41 (Call 03/03/23)(h)	144,244	48,970,668
3.88%, 01/09/38 (Call 03/03/23)(h)	155,545	56,851,758
		291,223,310
Azerbaijan — 0.2%
Republic of Azerbaijan International Bond, 3.50%, 09/01/32(a)	32,495	28,033,030

Bahrain — 2.5%
Bahrain Government International Bond
5.25%, 01/25/33(a)	30,816	27,156,600
5.45%, 09/16/32(a)	30,691	27,775,355
5.63%, 09/30/31(a)	30,370	28,206,137
5.63%, 05/18/34(a)	31,184	27,441,920
6.00%, 09/19/44(a)	37,403	29,969,154
6.75%, 09/20/29(a)	38,780	38,925,425
7.00%, 01/26/26(a)	34,428	35,682,470
7.00%, 10/12/28(a)	49,042	50,583,758
7.38%, 05/14/30(a)	30,535	31,641,894
CBB International Sukuk Co. 5 SPC, 5.62%, 02/12/24(a)	4,000	3,995,750
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(a)	31,502	32,767,987
CBB International Sukuk Programme Co.
3.88%, 05/18/29(a)	30,464	27,547,072
3.95%, 09/16/27(a)	30,142	29,130,359
4.50%, 03/30/27(a)	29,133	28,674,155
6.25%, 11/14/24(a)	25,171	25,454,174
		444,952,210
Bolivia — 0.1%
Bolivian Government International Bond, 4.50%, 03/20/28(a)	29,569	22,368,949
Brazil — 3.6%
Brazilian Government International Bond
2.88%, 06/06/25	35,882	34,105,841
3.75%, 09/12/31	30,587	26,274,233
3.88%, 06/12/30	70,795	62,556,232
4.25%, 01/07/25	79,125	78,076,594
4.50%, 05/30/29 (Call 02/28/29)	41,335	39,095,160
4.63%, 01/13/28 (Call 10/13/27)	60,836	59,041,338
4.75%, 01/14/50 (Call 07/14/49)	80,875	59,331,922
5.00%, 01/27/45	66,944	52,438,072
5.63%, 01/07/41	44,651	39,287,298
5.63%, 02/21/47	55,526	46,149,047
6.00%, 04/07/26	44,020	45,720,272
7.13%, 01/20/37	33,017	35,612,962
8.25%, 01/20/34	27,477	31,775,433

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
8.88%, 04/15/24	$14,280	$14,778,015
		624,242,419
Chile — 2.3%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)	36,096	30,778,608
2.55%, 01/27/32 (Call 10/27/31)	30,881	26,080,935
2.55%, 07/27/33 (Call 04/27/33)	45,705	37,186,731
2.75%, 01/31/27 (Call 12/31/26)	30,771	28,776,654
3.10%, 05/07/41 (Call 11/07/40)	55,454	41,860,838
3.10%, 01/22/61 (Call 07/22/60)	41,076	27,015,172
3.24%, 02/06/28 (Call 11/06/27)	40,994	38,772,638
3.25%, 09/21/71 (Call 03/21/71)	20,570	13,412,926
3.50%, 01/31/34 (Call 10/31/33)	30,560	27,013,130
3.50%, 01/25/50 (Call 07/25/49)	47,344	35,576,057
3.50%, 04/15/53 (Call 10/15/52)	30,618	22,806,583
3.86%, 06/21/47	26,560	21,576,680
4.00%, 01/31/52 (Call 07/31/51)	20,547	16,672,606
4.34%, 03/07/42 (Call 09/07/41)	40,337	35,756,229
		403,285,787
China — 1.6%
China Development Bank, 1.00%, 10/27/25(a)	18,821	17,127,110
China Government International Bond
0.55%, 10/21/25(a)	43,555	39,348,894
0.75%, 10/26/24(a)	14,284	13,433,673
1.20%, 10/21/30(a)	36,399	30,445,488
1.25%, 10/26/26(a)	28,149	25,493,142
1.75%, 10/26/31(a)	18,536	15,969,135
1.95%, 12/03/24(a)	30,873	29,607,207
2.13%, 12/03/29(a)	36,330	33,040,682
2.63%, 11/02/27(a)	19,890	18,897,091
3.50%, 10/19/28(a)	18,436	18,116,827
Export-Import Bank of China (The)
2.88%, 04/26/26(a)	17,885	17,093,231
3.63%, 07/31/24(a)	18,256	17,912,605
		276,485,085
Colombia — 3.1%
Colombia Government International Bond
3.00%, 01/30/30 (Call 10/30/29)	33,353	25,931,958
3.13%, 04/15/31 (Call 01/15/31)	54,887	41,484,281
3.25%, 04/22/32 (Call 01/22/32)	43,468	32,014,182
3.88%, 04/25/27 (Call 01/25/27)	41,186	37,281,052
3.88%, 02/15/61 (Call 08/15/60)	28,075	16,139,616
4.13%, 02/22/42 (Call 08/22/41)	21,767	14,061,482
4.13%, 05/15/51 (Call 11/15/50)	32,217	19,889,970
4.50%, 01/28/26 (Call 10/28/25)	32,584	31,113,647
4.50%, 03/15/29 (Call 12/15/28)	43,028	37,966,831
5.00%, 06/15/45 (Call 12/15/44)	97,897	68,638,034
5.20%, 05/15/49 (Call 11/15/48)	60,530	42,647,168
5.63%, 02/26/44 (Call 08/26/43)	53,216	40,390,944
6.13%, 01/18/41	52,641	43,389,344
7.38%, 09/18/37	39,388	38,226,054
7.50%, 02/02/34	27,889	27,596,166
8.00%, 04/20/33 (Call 01/20/33)	35,260	36,192,186
		552,962,915
Costa Rica — 0.6%
Costa Rica Government International Bond
6.13%, 02/19/31(a)	36,229	35,465,927
7.00%, 04/04/44(a)	30,373	29,382,081
Security	Par (000)	Value

Costa Rica (continued)
7.16%, 03/12/45(a)	$39,837	$38,997,933
		103,845,941
Dominican Republic — 3.3%
Dominican Republic International Bond
4.50%, 01/30/30(a)	50,527	43,920,595
4.88%, 09/23/32(a)	77,594	65,969,449
5.30%, 01/21/41(a)	37,955	30,394,838
5.50%, 01/27/25(a)	29,419	29,268,228
5.50%, 02/22/29 (Call 12/22/28)(a)	45,479	42,687,726
5.88%, 01/30/60(a)	81,041	62,163,512
5.95%, 01/25/27(a)	42,555	42,403,398
6.00%, 07/19/28(a)	33,018	32,353,513
6.00%, 02/22/33 (Call 11/22/32)(a)	45,151	41,764,675
6.40%, 06/05/49(a)	37,578	32,007,061
6.50%, 02/15/48(a)	25,293	21,819,955
6.85%, 01/27/45(a)	51,113	46,746,033
6.88%, 01/29/26(a)	44,964	46,208,941
7.45%, 04/30/44(a)	37,185	36,215,866
		573,923,790
Ecuador — 1.5%
Ecuador Government International Bond
0.00%, 07/31/30(a)(f)	30,942	13,155,917
1.50%, 07/31/40(a)(h)	103,326	43,287,126
2.50%, 07/31/35(a)(h)	258,720	125,608,546
5.50%, 07/31/30(a)(h)	113,266	75,166,238
		257,217,827
Egypt — 2.7%
Egypt Government International Bond
5.75%, 05/29/24(a)	27,489	25,839,660
5.80%, 09/30/27(a)	30,964	25,700,120
5.88%, 06/11/25(a)	39,868	36,578,890
5.88%, 02/16/31(a)	39,807	28,245,554
6.59%, 02/21/28(a)	33,980	28,118,450
7.05%, 01/15/32(a)	27,637	20,724,295
7.30%, 09/30/33(a)	30,255	22,086,150
7.50%, 01/31/27(a)	54,696	49,226,400
7.50%, 02/16/61(a)	40,371	26,140,223
7.60%, 03/01/29(a)	47,261	39,226,630
7.63%, 05/29/32(a)	46,723	35,532,842
7.90%, 02/21/48(a)	40,861	27,172,565
8.50%, 01/31/47(a)	67,990	47,932,950
8.70%, 03/01/49(a)	40,650	28,658,250
8.88%, 05/29/50(a)	54,072	38,458,710
		479,641,689
El Salvador — 0.3%
El Salvador Government International Bond
7.12%, 01/20/50 (Call 07/20/49)(a)	33,685	15,522,469
7.65%, 06/15/35(a)	29,962	14,415,467
9.50%, 07/15/52 (Call 01/15/52)(a)	29,743	15,499,821
		45,437,757
Ethiopia — 0.1%
Ethiopia International Bond, 6.63%, 12/11/24(a)	29,841	19,924,463

Gabon — 0.1%
Gabon Government International Bond, 6.63%, 02/06/31(a)	30,405	25,403,377

Ghana — 0.7%
Ghana Government International Bond
6.38%, 02/11/27(a)(d)(e)	38,759	14,340,830

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ghana (continued)
7.63%, 05/16/29(a)(d)(e)	$30,366	$11,235,420
7.75%, 04/07/29(a)(d)(e)	30,181	11,166,970
7.88%, 02/11/35(a)(d)(e)	30,187	11,093,723
8.13%, 01/18/26(a)(d)(e)	28,911	11,419,710
8.13%, 03/26/32(a)(d)(e)	37,815	13,897,012
8.63%, 04/07/34(a)(d)(e)	30,651	11,264,242
8.63%, 06/16/49(a)(d)(e)	30,916	11,091,115
8.95%, 03/26/51(a)(d)(e)	30,824	11,173,700
10.75%, 10/14/30(a)(d)(e)	29,940	20,883,150
		127,565,872
Guatemala — 0.2%
Guatemala Government Bond, 6.13%, 06/01/50(Call 12/01/49)(a)	42,358	41,148,150

Hungary — 2.3%
Hungary Government International Bond
2.13%, 09/22/31(a)	68,580	53,492,400
3.13%, 09/21/51(a)	61,186	38,700,145
5.25%, 06/16/29(a)	53,133	52,535,254
5.38%, 03/25/24	19,974	20,008,955
5.50%, 06/16/34(a)	38,020	37,449,700
6.13%, 05/22/28(i)	47,290	48,968,795
6.25%, 09/22/32	47,790	49,522,387
6.75%, 09/25/52(i)	38,785	40,966,656
7.63%, 03/29/41	49,666	56,060,497
Romania Government International Bond, 6.63%, 02/17/28(a)	12,000	12,435,000
		410,139,789
India — 0.8%
Export-Import Bank of India
2.25%, 01/13/31(a)	30,189	24,467,882
3.25%, 01/15/30(a)	30,004	26,596,671
3.38%, 08/05/26(a)	29,963	28,224,247
3.88%, 02/01/28(a)	30,201	28,563,502
5.50%, 01/18/33	30,700	31,047,217
		138,899,519
Indonesia — 4.3%
Indonesia Government International Bond
1.85%, 03/12/31	13,061	10,711,457
2.15%, 07/28/31 (Call 04/28/31)	14,836	12,445,327
2.85%, 02/14/30	15,127	13,708,844
3.05%, 03/12/51	23,981	17,928,435
3.50%, 01/11/28	15,938	15,223,778
3.55%, 03/31/32 (Call 12/31/31)	12,522	11,537,270
3.70%, 10/30/49	12,769	10,248,527
3.85%, 07/18/27(a)	12,395	12,055,501
3.85%, 10/15/30	19,214	18,325,352
4.10%, 04/24/28	12,601	12,382,845
4.13%, 01/15/25(a)	22,409	22,215,386
4.20%, 10/15/50	20,727	17,827,500
4.35%, 01/08/27(a)	15,183	15,070,798
4.35%, 01/11/48	21,973	19,723,185
4.45%, 04/15/70	12,563	10,868,377
4.55%, 01/11/28	14,510	14,493,459
4.63%, 04/15/43(a)	19,038	17,969,207
4.65%, 09/20/32 (Call 06/20/32)	19,400	19,377,884
4.75%, 01/08/26(a)	25,963	26,095,671
4.75%, 02/11/29	15,909	16,129,499
4.75%, 07/18/47(a)	13,085	12,464,902
4.85%, 01/11/33	18,030	18,144,671
Security	Par (000)	Value

Indonesia (continued)
5.13%, 01/15/45(a)	$25,523	$25,430,096
5.25%, 01/17/42(a)	28,292	28,633,272
5.25%, 01/08/47(a)	18,683	18,801,824
5.35%, 02/11/49	12,471	12,659,437
5.95%, 01/08/46(a)	15,410	16,835,425
6.63%, 02/17/37(a)	17,925	20,660,534
6.75%, 01/15/44(a)	24,538	28,620,142
7.75%, 01/17/38(a)	21,881	27,170,732
8.50%, 10/12/35(a)	19,687	25,602,943
Perusahaan Penerbit SBSN Indonesia III
1.50%, 06/09/26(a)	15,803	14,362,715
2.55%, 06/09/31(a)	13,017	11,196,052
2.80%, 06/23/30(a)	12,429	11,077,346
4.15%, 03/29/27(a)	25,500	25,184,055
4.33%, 05/28/25(a)	25,083	24,928,990
4.35%, 09/10/24(a)	13,838	13,758,431
4.40%, 06/06/27(a)	21,874	21,794,379
4.40%, 03/01/28(a)	22,475	22,308,910
4.45%, 02/20/29(a)	15,071	14,957,967
4.55%, 03/29/26(a)	22,015	22,044,940
4.70%, 06/06/32(a)	18,623	18,625,049
		749,601,114
Iraq — 0.3%
Iraq International Bond, 5.80%, 01/15/28(Call 03/19/23)(a)	55,358	48,041,504

Ivory Coast — 0.2%
Ivory Coast Government International Bond, 6.13%, 06/15/33(a)	37,853	33,594,537

Jamaica — 0.9%
Jamaica Government International Bond
6.75%, 04/28/28	43,557	46,328,314
7.88%, 07/28/45	55,185	64,221,544
8.00%, 03/15/39	37,815	45,207,832
		155,757,690
Jordan — 0.7%
Jordan Government International Bond
5.75%, 01/31/27(a)	30,005	29,307,384
5.85%, 07/07/30(a)	38,122	34,976,935
6.13%, 01/29/26(a)	31,317	31,087,994
7.38%, 10/10/47(a)	30,601	27,537,075
		122,909,388
Kazakhstan — 1.1%
Kazakhstan Government International Bond
3.88%, 10/14/24(a)	40,233	40,474,398
4.88%, 10/14/44(a)	31,706	28,773,195
5.13%, 07/21/25(a)	77,217	79,958,203
6.50%, 07/21/45(a)	46,375	49,087,938
		198,293,734
Kenya — 0.9%
Republic of Kenya Government International Bond
6.30%, 01/23/34(a)	31,136	23,974,720
6.88%, 06/24/24(a)	52,493	49,080,955
7.25%, 02/28/28(a)	30,736	26,970,840
8.00%, 05/22/32(a)	37,084	32,077,660
8.25%, 02/28/48(a)	30,990	24,172,200
		156,276,375

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kuwait — 0.7%
Kuwait International Government Bond, 3.50%, 03/20/27(a)	$130,947	$128,802,743

Lebanon — 0.1%
Lebanon Government International Bond
0.00%, 01/27/23(a)(d)(e)(f)	25,310	1,626,168
0.00%, 10/04/24(d)(e)(f)	29,670	1,854,375
0.00%, 11/27/26(a)(d)(e)(f)	46,921	2,932,562
0.00%, 03/23/27(a)(d)(e)(f)	36,072	2,254,500
0.00%, 11/29/27(a)(d)(e)(f)	28,911	1,806,938
0.00%, 02/26/30(a)(d)(e)(f)	40,980	2,561,250
0.00%, 03/23/32(a)(d)(e)(f)	30,628	1,914,250
		14,950,043
Malaysia — 0.3%
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(a)	30,174	29,283,867
Malaysia Sukuk Global Bhd, 3.18%, 04/27/26(a)	29,860	28,935,236
		58,219,103
Mexico — 3.3%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	34,975	29,326,537
3.25%, 04/16/30 (Call 01/16/30)	22,320	20,078,235
3.50%, 02/12/34 (Call 11/12/33)	29,028	24,412,548
3.75%, 01/11/28	18,940	18,153,990
3.75%, 04/19/71 (Call 10/19/70)	30,361	20,417,773
3.77%, 05/24/61 (Call 11/24/60)	30,936	21,036,480
4.13%, 01/21/26	20,244	20,051,682
4.15%, 03/28/27	22,850	22,598,650
4.28%, 08/14/41 (Call 02/14/41)	31,169	25,636,502
4.35%, 01/15/47	14,882	11,831,190
4.40%, 02/12/52 (Call 08/12/51)	29,493	23,078,273
4.50%, 04/22/29	31,530	30,946,695
4.50%, 01/31/50 (Call 07/31/49)	23,009	18,548,130
4.60%, 01/23/46	23,984	19,846,760
4.60%, 02/10/48	20,865	17,109,300
4.75%, 04/27/32 (Call 01/27/32)	23,469	22,593,313
4.75%, 03/08/44	37,804	32,464,185
4.88%, 05/19/33 (Call 02/19/33)	21,896	21,020,160
5.00%, 04/27/51 (Call 10/27/50)	23,268	20,039,565
5.40%, 02/09/28 (Call 01/09/28)	14,290	14,697,265
5.55%, 01/21/45	27,720	26,230,050
5.75%, 10/12/2110	26,398	23,631,160
6.05%, 01/11/40	28,260	28,789,875
6.35%, 02/09/35 (Call 11/09/34)	26,800	28,448,200
6.75%, 09/27/34	16,291	17,734,790
8.30%, 08/15/31	10,912	12,881,616
		571,602,924
Morocco — 0.3%
Morocco Government International Bond
3.00%, 12/15/32(a)	30,370	24,258,037
4.00%, 12/15/50(a)	38,304	26,142,480
		50,400,517
Nigeria — 1.9%
Nigeria Government International Bond
6.13%, 09/28/28(a)	38,463	29,808,825
6.50%, 11/28/27(a)	45,585	37,379,700
7.14%, 02/23/30(a)	38,419	29,198,440
7.38%, 09/28/33(a)	46,279	33,031,636
7.63%, 11/21/25(a)	33,762	30,807,825
7.63%, 11/28/47(a)	45,550	29,778,313
7.70%, 02/23/38(a)	38,358	26,414,278
Security	Par (000)	Value

Nigeria (continued)
7.88%, 02/16/32(a)	$45,610	$34,435,550
8.25%, 09/28/51(a)	37,988	25,546,930
8.38%, 03/24/29(a)	37,856	31,515,120
8.75%, 01/21/31(a)	30,765	24,958,106
		332,874,723
Oman — 3.6%
Oman Government International Bond
4.75%, 06/15/26(a)	60,618	59,227,575
4.88%, 02/01/25(a)	29,841	29,482,908
5.38%, 03/08/27(a)	49,770	49,608,247
5.63%, 01/17/28(a)	61,032	61,291,386
6.00%, 08/01/29(a)	55,930	57,111,521
6.25%, 01/25/31(a)	41,976	43,387,443
6.50%, 03/08/47(a)	51,006	48,646,972
6.75%, 10/28/27(a)	35,060	37,082,524
6.75%, 01/17/48(a)	70,383	69,063,319
7.00%, 01/25/51(a)	25,397	25,682,716
7.38%, 10/28/32(a)	25,690	28,617,054
Oman Sovereign Sukuk Co.
4.40%, 06/01/24(a)	36,837	36,606,769
4.88%, 06/15/30(a)	44,222	44,064,459
5.93%, 10/31/25(a)	37,775	38,813,813
		628,686,706
Pakistan — 0.5%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(a)	30,814	18,414,754
Pakistan Government International Bond
6.00%, 04/08/26(a)	40,969	17,621,177
6.88%, 12/05/27(a)	46,183	19,171,025
7.38%, 04/08/31(a)	42,770	17,540,405
8.25%, 04/15/24(a)	26,384	14,843,902
		87,591,263
Panama — 2.8%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	62,240	47,547,470
3.16%, 01/23/30 (Call 10/23/29)	38,801	34,055,153
3.30%, 01/19/33 (Call 10/19/32)	24,239	20,221,386
3.75%, 03/16/25 (Call 12/16/24)	31,232	30,300,896
3.87%, 07/23/60 (Call 01/23/60)	72,384	48,262,032
3.88%, 03/17/28 (Call 12/17/27)	30,957	29,531,043
4.30%, 04/29/53	43,536	32,809,818
4.50%, 05/15/47 (Call 11/15/46)	28,641	22,873,419
4.50%, 04/16/50 (Call 10/16/49)	62,637	48,946,901
4.50%, 04/01/56 (Call 10/01/55)	62,436	47,345,999
4.50%, 01/19/63 (Call 07/19/62)	37,586	27,938,143
6.40%, 02/14/35 (Call 11/14/34)	38,335	40,438,633
6.70%, 01/26/36	50,747	54,784,558
		485,055,451
Paraguay — 0.5%
Paraguay Government International Bond
4.95%, 04/28/31 (Call 01/28/31)(a)	30,560	29,601,180
5.40%, 03/30/50 (Call 09/30/49)(a)	35,808	31,875,834
6.10%, 08/11/44(a)	30,186	29,842,634
		91,319,648
Peru — 2.9%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	24,610	18,362,136
2.39%, 01/23/26 (Call 12/23/25)	24,774	23,028,981
2.78%, 01/23/31 (Call 10/23/30)	92,275	77,932,005

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Peru (continued)
2.78%, 12/01/60 (Call 06/01/60)	$49,321	$29,740,563
3.00%, 01/15/34 (Call 10/15/33)	55,487	44,954,874
3.23%, 07/28/2121 (Call 01/28/21)	24,046	14,439,623
3.30%, 03/11/41 (Call 09/11/40)	31,010	23,302,077
3.55%, 03/10/51 (Call 09/10/50)	42,836	31,492,492
3.60%, 01/15/72 (Call 07/15/71)	24,203	16,228,111
4.13%, 08/25/27	25,887	25,155,692
5.63%, 11/18/50	62,606	63,361,185
6.55%, 03/14/37	27,728	30,012,094
7.35%, 07/21/25	35,705	37,563,892
8.75%, 11/21/33	52,500	65,191,875
		500,765,600
Philippines — 3.6%
Philippine Government International Bond
1.65%, 06/10/31	27,018	21,549,827
2.46%, 05/05/30	21,640	18,720,980
2.65%, 12/10/45	32,118	22,365,691
2.95%, 05/05/45	28,971	21,260,658
3.00%, 02/01/28	42,783	40,006,811
3.20%, 07/06/46	47,372	35,474,996
3.70%, 03/01/41	41,557	34,756,613
3.70%, 02/02/42	42,510	35,447,389
3.75%, 01/14/29	32,156	30,993,882
3.95%, 01/20/40	41,228	36,079,035
4.20%, 03/29/47	21,915	19,213,976
5.00%, 01/13/37	27,882	28,024,477
5.50%, 03/30/26	21,924	22,501,917
6.38%, 01/15/32	20,817	23,265,287
6.38%, 10/23/34	39,274	44,482,125
7.75%, 01/14/31	36,972	44,278,037
9.50%, 02/02/30	42,415	54,189,828
10.63%, 03/16/25	31,333	35,253,072
Philippines Government International Bond
5.00%, 07/17/33	28,430	29,001,727
5.50%, 01/17/48	27,855	28,972,264
		625,838,592
Poland — 0.8%
Republic of Poland Government International Bond 3.25%, 04/06/26	52,802	50,881,327
5.50%, 11/16/27 (Call 08/16/27)	45,650	47,120,387
5.75%, 11/16/32 (Call 08/16/32)	44,220	47,536,058
		145,537,772
Qatar — 3.5%
Qatar Government International Bond
3.25%, 06/02/26(a)	54,082	52,486,581
3.38%, 03/14/24(a)	18,942	18,619,986
3.40%, 04/16/25(a)	31,421	30,572,633
3.75%, 04/16/30(a)	46,512	45,546,876
4.00%, 03/14/29(a)	61,771	61,454,424
4.40%, 04/16/50(a)	77,124	72,689,370
4.50%, 04/23/28(a)	46,490	47,361,687
4.63%, 06/02/46(a)	30,390	29,740,414
4.82%, 03/14/49(a)	92,624	92,160,880
5.10%, 04/23/48(a)	91,739	94,491,170
5.75%, 01/20/42(a)	15,650	17,540,716
6.40%, 01/20/40(a)	15,531	18,552,750
9.75%, 06/15/30(a)	21,664	29,223,382
		610,440,869
Security	Par (000)	Value

Romania — 2.1%
Romania Government International Bond
6.63%, 02/17/28(i)	$25,526	$26,451,318
7.13%, 01/17/33	46,428	49,213,680
7.63%, 01/17/53	38,738	42,067,047
Romanian Government International Bond
3.00%, 02/27/27(a)	40,054	36,248,870
3.00%, 02/14/31(a)	38,330	31,670,162
3.63%, 03/27/32(a)	31,190	26,355,550
4.00%, 02/14/51(a)	62,744	44,705,100
5.13%, 06/15/48(a)	35,658	30,041,865
5.25%, 11/25/27(a)	30,558	30,061,432
6.00%, 05/25/34(a)	30,948	30,522,465
6.13%, 01/22/44(a)	30,254	29,081,658
		376,419,147

Saudi Arabia — 5.2%
KSA Sukuk Ltd.
2.25%, 05/17/31(a)	21,843	18,784,980
2.97%, 10/29/29(a)	26,737	24,598,040
3.63%, 04/20/27(a)	49,227	47,824,030
4.30%, 01/19/29(a)	21,027	21,011,230
5.27%, 10/25/28(a)	30,130	31,561,175
Saudi Government International Bond
2.25%, 02/02/33(a)	31,740	25,923,645
2.50%, 02/03/27(a)	14,507	13,513,271
2.75%, 02/03/32(a)	11,381	10,042,310
2.90%, 10/22/25(a)	27,642	26,567,417
3.25%, 10/26/26(a)	59,917	57,595,216
3.25%, 10/22/30(a)	17,648	16,311,164
3.25%, 11/17/51(a)	14,654	10,713,906
3.45%, 02/02/61(a)	25,785	18,674,786
3.63%, 03/04/28(a)	58,829	56,843,521
3.75%, 01/21/55(a)	32,689	25,891,731
4.00%, 04/17/25(a)	44,727	44,371,979
4.38%, 04/16/29(a)	47,152	47,152,000
4.50%, 04/17/30(a)	35,370	35,398,738
4.50%, 10/26/46(a)	75,452	67,496,530
4.50%, 04/22/60(a)	34,959	31,349,483
4.63%, 10/04/47(a)	52,696	47,847,968
4.75%, 01/18/28	38,990	39,438,385
4.88%, 07/18/33(i)	41,800	42,539,338
5.00%, 04/17/49(a)	40,603	38,783,478
5.00%, 01/18/53(i)	39,225	37,361,813
5.25%, 01/16/50(a)	40,894	40,638,413
5.50%, 10/25/32(a)	29,290	31,340,300
		909,574,847
Senegal — 0.3%
Senegal Government International Bond
6.25%, 05/23/33(a)	33,335	28,834,775
6.75%, 03/13/48(a)	30,830	23,045,425
		51,880,200
Serbia — 0.3%
Serbia International Bond
2.13%, 12/01/30(a)	34,852	26,483,163
6.50%, 09/26/33(i)	26,390	26,587,925
		53,071,088
South Africa — 2.8%
Republic of South Africa Government International Bond
4.30%, 10/12/28	57,477	52,375,916
4.85%, 09/27/27	28,690	27,578,263

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Africa (continued)
4.85%, 09/30/29	$57,966	$52,749,060
4.88%, 04/14/26	35,698	34,805,550
5.00%, 10/12/46	28,475	20,715,563
5.38%, 07/24/44	28,948	22,470,885
5.65%, 09/27/47	43,058	32,939,370
5.75%, 09/30/49	86,752	65,931,520
5.88%, 09/16/25	58,033	58,279,640
5.88%, 06/22/30	40,031	38,129,527
5.88%, 04/20/32	40,544	37,553,880
7.30%, 04/20/52	46,209	41,588,100
		485,117,274
Sri Lanka — 0.5%
Sri Lanka Government International Bond
6.20%, 05/11/27(a)(d)(e)	45,773	15,371,146
6.75%, 04/18/28(a)(d)(e)	37,505	12,474,538
6.83%, 07/18/26(a)(d)(e)	29,285	10,081,361
6.85%, 03/14/24(a)(d)(e)	29,617	10,056,823
6.85%, 11/03/25(a)(d)(e)	43,449	14,970,896
7.55%, 03/28/30(a)(d)(e)	45,756	15,365,437
7.85%, 03/14/29(a)(d)(e)	40,730	13,547,205
		91,867,406
Trinidad And Tobago — 0.2%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(a)	29,233	28,799,986

Tunisia — 0.1%
Tunisian Republic, 5.75%, 01/30/25(a)	29,894	19,408,680

Turkey — 4.8%
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24(a)	10,620	10,084,354
5.13%, 06/22/26(a)	30,593	27,625,479
7.25%, 02/24/27(a)	35,256	34,160,860
9.76%, 11/13/25(a)	32,400	33,372,000
Turkey Government International Bond
4.25%, 03/13/25	23,990	22,310,700
4.25%, 04/14/26	18,597	16,411,853
4.75%, 01/26/26	22,362	20,181,705
4.88%, 10/09/26	36,741	32,423,932
4.88%, 04/16/43	37,283	23,534,894
5.13%, 02/17/28	23,707	20,269,485
5.25%, 03/13/30	24,316	19,422,405
5.60%, 11/14/24	30,219	29,010,240
5.75%, 03/22/24	25,573	25,042,360
5.75%, 05/11/47	43,245	28,866,037
5.88%, 06/26/31	21,580	17,479,800
5.95%, 01/15/31	26,832	22,069,320
6.00%, 03/25/27	39,449	35,799,967
6.00%, 01/14/41	36,831	26,380,204
6.13%, 10/24/28	33,612	29,620,575
6.35%, 08/10/24	27,499	26,945,583
6.38%, 10/14/25	30,928	29,458,920
6.50%, 09/20/33	18,425	15,062,438
6.63%, 02/17/45	37,006	27,754,500
6.75%, 05/30/40	23,995	18,956,050
6.88%, 03/17/36	33,237	27,295,886
7.25%, 03/05/38	12,161	10,716,881
7.38%, 02/05/25	38,907	38,615,197
7.63%, 04/26/29	36,196	33,843,260
8.00%, 02/14/34	17,220	16,983,225
8.60%, 09/24/27	24,281	24,129,244
Security	Par (000)	Value

Turkey (continued)
9.38%, 01/19/33	$35,575	$34,907,969
9.88%, 01/15/28	44,241	45,402,326
11.88%, 01/15/30	18,386	21,626,533
		845,764,182
Ukraine — 0.6%
Ukraine Government International Bond
6.88%, 05/21/31(a)(d)(e)	54,312	10,672,308
7.25%, 03/15/35(a)(d)(e)	76,994	15,004,206
7.38%, 09/25/32(a)(d)(e)	90,660	17,905,350
7.75%, 09/01/25(a)(d)(e)	41,638	9,506,476
7.75%, 09/01/26(a)(d)(e)	81,069	17,505,919
7.75%, 09/01/27(a)(d)(e)	40,711	8,684,165
7.75%, 09/01/29(a)(d)(e)	40,843	8,980,355
9.75%, 11/01/30(a)(d)(e)	48,852	10,603,937
		98,862,716
United Arab Emirates — 3.4%
Abu Dhabi Government International Bond
1.63%, 06/02/28(a)	25,933	23,052,816
1.70%, 03/02/31(a)	19,264	16,058,952
1.88%, 09/15/31(a)	22,819	19,051,013
2.13%, 09/30/24(a)	29,259	28,057,552
2.50%, 04/16/25(a)	39,121	37,587,946
2.50%, 09/30/29(a)	38,732	35,168,656
2.70%, 09/02/70(a)	19,438	12,389,295
3.00%, 09/15/51(a)	15,923	11,661,607
3.13%, 05/03/26(a)	35,571	34,477,192
3.13%, 10/11/27(a)	52,596	50,804,449
3.13%, 04/16/30(a)	38,588	36,038,780
3.13%, 09/30/49(a)	51,097	38,514,364
3.88%, 04/16/50(a)	51,578	44,228,135
4.13%, 10/11/47(a)	37,983	34,061,255
Emirate of Dubai Government International Bonds
3.90%, 09/09/50(a)	15,926	12,066,931
5.25%, 01/30/43(a)	12,653	12,141,344
Finance Department Government of Sharjah, 4.00%, 07/28/50(a)	12,842	8,405,892
RAK Capital, 3.09%, 03/31/25(a)	12,694	12,319,527
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(a)	12,341	11,174,775
3.23%, 10/23/29(a)	12,088	10,783,252
3.85%, 04/03/26(a)	12,947	12,358,721
4.23%, 03/14/28(a)	15,421	14,681,756
UAE International Government Bond
2.00%, 10/19/31(a)	13,159	11,097,149
2.88%, 10/19/41(a)	12,623	9,830,161
3.25%, 10/19/61(a)	26,199	19,744,221
4.05%, 07/07/32(a)	22,449	22,200,658
4.95%, 07/07/52(a)	16,252	16,361,701
		594,318,100
Uruguay — 2.3%
Uruguay Government International Bond
4.38%, 10/27/27	43,101	43,531,631
4.38%, 01/23/31 (Call 10/23/30)	63,220	63,030,231
4.98%, 04/20/55	78,255	77,433,472
5.10%, 06/18/50	120,509	121,653,971
5.75%, 10/28/34 (Call 07/28/34)	46,267	51,286,900
7.63%, 03/21/36	32,553	41,651,773
		398,587,978

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Vietnam — 0.1%
Vietnam Government International Bond, 4.80%, 11/19/24(a)	$27,788	$27,374,237

Zambia — 0.2%
Zambia Government International Bond
8.50%, 04/14/24(a)(d)(e)	29,782	15,002,682
8.97%, 07/30/27(a)(d)(e)	37,897	18,948,500
		33,951,182

Total Foreign Government Obligations — 85.1%
(Cost: $18,113,284,101)	.	14,908,222,843

Total Long-Term Investments — 97.9%
(Cost: $20,734,466,290)	.	17,146,355,254

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(j)(k)	206,350	206,350,000

Total Short-Term Securities — 1.2%
(Cost: $206,350,000)		206,350,000

Total Investments — 99.1%
(Cost: $20,940,816,290)		17,352,705,254

Other Assets Less Liabilities — 0.9%		159,921,446

Net Assets — 100.0%		$17,512,626,700

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)	Perpetual security with no stated maturity date.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Issuer filed for bankruptcy and/or is in default.

(e)	Non-income producing security.

(f)	Zero-coupon bond.

(g)	U.S. dollar denominated security issued by foreign domiciled entity.

(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(i)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(j)	Affiliate of the Fund.

(k)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares.	$122,810,000	$83,540,000	(a)	$—	$—	$—	$206,350,000	206,350	$844,808	$106

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,238,132,411	$—	$2,238,132,411
Foreign Government Obligations	—	14,908,222,843	—	14,908,222,843
Short-Term Securities
Money Market Funds	206,350,000	—	—	206,350,000
	$206,350,000	$17,146,355,254	$—	$17,352,705,254